Cover	Feb. 11, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 11, 2020
Entity Registrant Name	LCI INDUSTRIES
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13646
Entity Tax Identification Number	13-3250533
Entity Address, Address Line One	3501 County Road 6 East,
Entity Address, City or Town	Elkhart,
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514
City Area Code	(574)
Local Phone Number	535-1125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	LCII
Security Exchange Name	NYSE
Entity Central Index Key	0000763744
Amendment Flag	false